UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                   FORM 24F-2
                         Annual Notice of Securities Sold
                              Pursuant to Rule 24f-2


1.  Name and address of issuer:

     The Vintage Funds
     429 N. Pennsylvania St.
     Indianapolis, IN 46204


2.  Name of each series or class of funds for which this notice is filed:

     The Starwood Strategic Fund, The Aggressive Growth Fund, The Fiduciary Value Fund, The Asset Allocation Fund, The Taxable Fixed Income Fund, The Municipal Fixed Income Fund, The Taxable Money Market Fund, The Tax-Free Money Market Fund

3.  Investment Company Act File Number: 811-8968

     Securities Act File Number: 33-89078

4.  Last day of fiscal year for which this notice is filed:

     September 30, 1996


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: [ ]


6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable:

     N/A


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     None


8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     None


9.  Number and aggregate sale price of securities sold during the fiscal year:

     Shares Sold:  181,154,535
     Sale Price:  $183,112,516


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     Shares Sold:  181,154,535
     Sale Price:  $183,112,516


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

      N/A


12.  Calculation of registration fee:
   (i) Aggregate sale price of securities sold during the fiscal year in reliance on fule 24f-2 (from Item 10): $183,112,516

   (ii)  Aggregate price of shares issued in connection
         with dividend reinvestment plans (from Item 11,      +$0
         if applicable):

   (iii) Aggregate price of shares redeemed or repurchased
         during the fiscal year (if applicable):              -$124,559,085

   (iv)  Aggregate price of shares redeemed or repurchased
         and previously applied as a reduction to filing fees
         pursuant to rule 24e-2 (if applicable):              +$0

   (v)   Net aggregate price of securities sold and issued
         during the fiscal year in reliance on rule 24f-2
         [line (I), plus line (ii), less line (iii), plus
         line (iv)] (if applicable):                           $ 58,553,431

   (vi)  Multiplier prescribed by Section 6(b) of the
         Securities Act of 1933 or other applicable law
         or regulation:                                        x 1/3300

   (vii) Fee due [line (i) or line (v) multiplied by
         line (vi)]:                                           $     17,743.46


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of
     Informal and Other Procedures (17 CFR 202.3a).   [X]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: November 27, 1996


                                      SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         By (Signature and Title)     /s/ Lynn E. Wood

     Date:  November 27, 1996        Lynn E. Wood, Secretary